AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 74.7%
Affiliated Mutual Funds — 23.8%
AST High Yield Portfolio*	290,714	$3,453,683
AST Prudential Core Bond Portfolio*	1,625,133	22,101,803
AST QMA US Equity Alpha Portfolio*	80,059	3,001,425
PGIM Select Real Estate Fund (Class R6)	223,189	2,943,857

Total Affiliated Mutual Funds (cost $27,561,656)(wd)		31,500,768
Common Stocks — 21.5%
Aerospace & Defense — 0.0%
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	19,746	35,817
Elbit Systems Ltd. (Israel)	97	13,783
		49,600
Air Freight & Logistics — 0.9%
Deutsche Post AG (Germany)	10,636	584,067
DSV Panalpina A/S (Denmark)	3,016	592,572
		1,176,639
Airlines — 0.0%
Deutsche Lufthansa AG (Germany)*	4,701	62,320
Auto Components — 0.1%
Hankook Tire & Technology Co. Ltd. (South Korea)	2,004	86,901
Hyundai Mobis Co. Ltd. (South Korea)	232	60,137
		147,038
Automobiles — 0.1%
Ford Otomotiv Sanayi A/S (Turkey)	2,758	64,862
Hyundai Motor Co. (South Korea)	313	60,664
Kia Corp. (South Korea)	861	63,317
		188,843
Banks — 1.8%
Bank of Communications Co. Ltd. (China) (Class H Stock)	103,000	65,848
Bank of Montreal (Canada)	700	62,397
Bank of Nova Scotia (The) (Canada)	1,000	62,561
Canadian Imperial Bank of Commerce (Canada)	1,300	127,290
Chiba Bank Ltd. (The) (Japan)	5,300	34,782
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	53,600	31,232
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class H Stock)	58,000	25,040
DBS Group Holdings Ltd. (Singapore)	3,100	66,637
Hana Financial Group, Inc. (South Korea)	15,695	594,626
Industrial Bank of Korea (South Korea)	13,460	109,111
KB Financial Group, Inc. (South Korea)	6,192	308,138
National Bank of Canada (Canada)	1,000	67,932
Oversea-Chinese Banking Corp. Ltd. (Singapore)	7,700	67,409
Royal Bank of Canada (Canada)	1,400	129,082
Shinhan Financial Group Co. Ltd. (South Korea)	5,301	176,252
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Shinsei Bank Ltd. (Japan)*	2,400	$38,741
Toronto-Dominion Bank (The) (Canada)	1,000	65,218
Turkiye Garanti Bankasi A/S (Turkey)*	18,357	14,908
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)*	6,245	3,650
United Overseas Bank Ltd. (Singapore)	3,500	67,353
VTB Bank PJSC (Russia)	125,290,000	70,839
Woori Financial Group, Inc. (South Korea)	14,591	130,307
		2,319,353
Beverages — 0.0%
Coca-Cola HBC AG (Switzerland)*	1,853	58,969
Building Products — 0.1%
Geberit AG (Switzerland)	104	66,249
Capital Markets — 0.8%
Credit Suisse Group AG (Switzerland)	17,943	188,755
Hargreaves Lansdown PLC (United Kingdom)	1,872	39,620
Korea Investment Holdings Co. Ltd. (South Korea)	61	4,647
Meritz Securities Co. Ltd. (South Korea)	51,327	209,933
Mirae Asset Daewoo Co. Ltd. (South Korea)	7,678	67,375
NH Investment & Securities Co. Ltd. (South Korea)	12,766	132,097
Nomura Holdings, Inc. (Japan)	10,600	55,782
Partners Group Holding AG (Switzerland)	53	67,748
Reinet Investments SCA (Luxembourg)	429	8,480
Samsung Securities Co. Ltd. (South Korea)	3,300	115,703
Singapore Exchange Ltd. (Singapore)	17,500	130,009
UBS Group AG (Switzerland)	4,288	66,549
		1,086,698
Chemicals — 0.1%
PhosAgro PJSC (Russia), GDR	3,731	65,207
Yara International ASA (Brazil)	1,264	65,794
		131,001
Communications Equipment — 0.1%
Accton Technology Corp. (Taiwan)	7,000	67,950
Construction Materials — 0.1%
China National Building Material Co. Ltd. (China) (Class H Stock)	24,000	34,992
James Hardie Industries PLC, CDI	3,125	94,798
		129,790
Consumer Finance — 0.1%
Samsung Card Co. Ltd. (South Korea)	3,990	121,703
Containers & Packaging — 0.1%
Klabin SA (Brazil), UTS*	16,000	78,228
A1

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Diversified Financial Services — 0.1%
Grupo de Inversiones Suramericana SA (Colombia)	1,990	$11,793
Haci Omer Sabanci Holding A/S (Turkey)	22,952	23,966
Mitsubishi HC Capital, Inc. (Japan)	6,800	41,157
ORIX Corp. (Japan)	2,700	45,385
		122,301
Diversified Telecommunication Services — 0.5%
Nippon Telegraph & Telephone Corp. (Japan)	21,100	540,838
Proximus SADP (Belgium)	1,939	42,086
Telenor ASA (Norway)	3,652	64,314
		647,238
Electric Utilities — 0.8%
Centrais Eletricas Brasileiras SA (Brazil)	14,700	89,031
Chubu Electric Power Co., Inc. (Japan)	3,100	39,884
CPFL Energia SA (Brazil)	3,800	20,638
Endesa SA (Spain)	1,710	45,228
Enel SpA (Italy)	6,749	66,972
Energisa SA (Brazil), UTS	8,600	69,107
Equatorial Energia SA (Brazil)	14,200	62,389
Fortum OYJ (Finland)	19,463	520,498
Iberdrola SA (Spain)	5,080	65,421
Inter RAO UES PJSC (Russia)	341,000	23,156
Red Electrica Corp. SA (Spain)	2,427	43,093
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	6,100	20,396
		1,065,813
Electrical Equipment — 0.0%
ABB Ltd. (Switzerland)	2,083	63,260
Electronic Equipment, Instruments & Components — 0.5%
AU Optronics Corp. (Taiwan)*	109,000	81,269
Delta Electronics, Inc. (Taiwan)	6,000	60,871
Foxconn Technology Co. Ltd. (Taiwan)	17,000	43,447
Hon Hai Precision Industry Co. Ltd. (Taiwan)	25,000	109,147
Innolux Corp. (Taiwan)*	164,000	122,524
Synnex Technology International Corp. (Taiwan)	68,000	130,246
WPG Holdings Ltd. (Taiwan)	11,000	18,859
Zhen Ding Technology Holding Ltd. (Taiwan)	10,000	42,540
		608,903
Entertainment — 0.5%
Capcom Co. Ltd. (Japan)	1,200	39,073
CD Projekt SA (Poland)*	519	25,052
Nintendo Co. Ltd. (Japan)	100	56,030
Ubisoft Entertainment SA (France)*	647	49,131
Vivendi SE (France)	14,192	465,700
		634,986
	Shares	Value

Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) — 0.0%
Covivio (France)	53	$4,546
Gecina SA (France)	46	6,344
Klepierre SA (France)	196	4,574
Unibail-Rodamco-Westfield (France)*	133	10,782
		26,246
Food & Staples Retailing — 0.7%
E-MART, Inc. (South Korea)	409	62,108
Empire Co. Ltd. (Canada) (Class A Stock)	2,100	65,471
Etablissements Franz Colruyt NV (Belgium)	164	9,797
George Weston Ltd. (Canada)	300	26,565
ICA Gruppen AB (Sweden)	969	47,404
Koninklijke Ahold Delhaize NV (Netherlands)	20,548	573,115
Loblaw Cos. Ltd. (Canada)	1,300	72,619
Metro, Inc. (Canada)	800	36,496
		893,575
Food Products — 0.0%
Nestle Malaysia Bhd (Malaysia)	900	29,307
Gas Utilities — 0.1%
Naturgy Energy Group SA (Spain)	2,383	58,487
Osaka Gas Co. Ltd. (Japan)	400	7,814
		66,301
Health Care Equipment & Supplies — 0.7%
Coloplast A/S (Denmark) (Class B Stock)	276	41,542
Hartalega Holdings Bhd (Malaysia)	40,600	87,541
Hoya Corp. (Japan)	500	58,909
Koninklijke Philips NV (Netherlands)*	4,949	282,618
Kossan Rubber Industries (Malaysia)	78,400	61,720
Supermax Corp. Bhd (Malaysia)	56,733	52,200
Top Glove Corp. Bhd (Malaysia)	261,900	285,550
		870,080
Household Durables — 0.3%
Berkeley Group Holdings PLC (United Kingdom)	1,067	64,858
Iida Group Holdings Co. Ltd. (Japan)	3,000	72,702
Nien Made Enterprise Co. Ltd. (Taiwan)	6,000	84,087
Persimmon PLC (United Kingdom)	1,323	53,226
Rinnai Corp. (Japan)	200	22,465
Sharp Corp. (Japan)	4,900	85,022
		382,360
Independent Power & Renewable Electricity Producers — 0.1%
China Power International Development Ltd. (China)	123,000	28,727
Engie Brasil Energia SA (Brazil)	5,400	40,275
		69,002
Industrial Conglomerates — 0.3%
CITIC Ltd. (China)	38,000	36,235

A2

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Industrial Conglomerates (cont’d.)
CJ Corp. (South Korea)	480	$40,017
CK Hutchison Holdings Ltd. (United Kingdom)	8,500	68,112
Hanwha Corp. (South Korea)	1,743	49,355
Jardine Matheson Holdings Ltd. (Hong Kong)	2,100	137,434
KOC Holding A/S (Turkey)	27,967	65,856
Turkiye Sise ve Cam Fabrikalari A/S (Turkey)	74,097	65,482
		462,491
Insurance — 1.1%
Aegon NV (Netherlands)	13,440	64,156
Ageas SA/NV (Belgium)	3,482	209,989
AXA SA (France)	2,430	65,267
DB Insurance Co. Ltd. (South Korea)	1,593	66,646
Direct Line Insurance Group PLC (United Kingdom)	15,032	65,067
Fairfax Financial Holdings Ltd. (Canada)	300	130,950
Great-West Lifeco, Inc. (Canada)	2,700	71,845
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	4,968	107,646
iA Financial Corp., Inc. (Canada)	1,400	76,122
Intact Financial Corp. (Canada)	600	73,526
Japan Post Insurance Co. Ltd. (Japan)	3,600	74,052
Manulife Financial Corp. (Canada)	3,800	81,733
NN Group NV (Netherlands)	2,642	129,516
Power Corp. of Canada (Canada)	5,200	136,672
SCOR SE (France)*	1,190	40,643
Sun Life Financial, Inc. (Canada)	1,200	60,645
		1,454,475
Interactive Media & Services — 0.0%
Auto Trader Group PLC (United Kingdom), 144A*	2,445	18,680
IT Services — 1.7%
Atos SE (France)*	822	64,246
Fujitsu Ltd. (Japan)	800	115,980
HCL Technologies Ltd. (India)	39,620	534,955
Infosys Ltd. (India)	6,595	123,622
Itochu Techno-Solutions Corp. (Japan)	2,000	64,492
Larsen & Toubro Infotech Ltd. (India), 144A	2,392	133,047
NEC Corp. (Japan)	1,000	59,079
Nomura Research Institute Ltd. (Japan)	8,700	269,954
Obic Co. Ltd. (Japan)	200	36,707
Otsuka Corp. (Japan)	1,200	56,203
Tata Consultancy Services Ltd. (India)	4,286	186,812
Tech Mahindra Ltd. (India)	13,721	187,132
Wipro Ltd. (India)	73,316	416,887
		2,249,116
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	800	57,215
Life Sciences Tools & Services — 0.0%
Divi’s Laboratories Ltd. (India)*	1,327	66,036
	Shares	Value

Common Stocks (continued)
Machinery — 0.1%
Epiroc AB (Sweden) (Class B Stock)	243	$5,064
Kone OYJ (Finland) (Class B Stock)	235	19,183
Schindler Holding AG (Switzerland)	218	62,490
		86,737
Marine — 0.4%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	62	135,210
AP Moller - Maersk A/S (Denmark) (Class B Stock)	191	444,380
		579,590
Media — 0.1%
CyberAgent, Inc. (Japan)	900	16,275
Publicis Groupe SA (France)	1,611	98,419
SES SA (Luxembourg)	10,176	80,809
		195,503
Metals & Mining — 2.6%
Alrosa PJSC (Russia)	89,680	125,462
BHP Group Ltd. (Australia)	2,128	73,652
BHP Group PLC (Australia)	2,590	74,863
BlueScope Steel Ltd. (Australia)	6,513	96,178
China Hongqiao Group Ltd. (China)	41,500	55,723
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	75,627	140,090
Evolution Mining Ltd. (Australia)	11,362	35,646
Evraz PLC (Russia)	32,492	258,551
Fortescue Metals Group Ltd. (Australia)	37,795	576,889
Kumba Iron Ore Ltd. (South Africa)	1,841	75,819
MMC Norilsk Nickel PJSC (Russia)	1,024	322,500
Newcrest Mining Ltd. (Australia)	2,232	41,869
Norsk Hydro ASA (Norway)	10,451	67,038
Novolipetsk Steel PJSC (Russia)	70,890	226,309
Polyus PJSC (Russia)	1,615	299,510
Rio Tinto Ltd. (Australia)	1,682	141,838
Rio Tinto PLC (Australia)	1,938	148,391
Severstal PAO (Russia)	24,451	498,163
South32 Ltd. (Australia)	30,853	65,931
Vale SA (Brazil)	4,600	79,706
		3,404,128
Multiline Retail — 0.1%
Wesfarmers Ltd. (Australia)	3,034	121,737
Oil, Gas & Consumable Fuels — 0.7%
BP PLC (United Kingdom)	11,963	48,532
Ecopetrol SA (Colombia)	41,201	26,622
ENEOS Holdings, Inc. (Japan)	28,100	127,662
Equinor ASA (Norway)	3,272	64,047
Idemitsu Kosan Co. Ltd. (Japan)	2,500	64,557
Inpex Corp. (Japan)	9,300	63,707
OMV AG (Austria)	2,141	108,304
Repsol SA (Spain)	9,695	120,248
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	3,289	63,902
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	3,475	63,795

A3

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
TOTAL SE (France)	1,384	$64,569
Yanzhou Coal Mining Co. Ltd. (China) (Class H Stock)	42,000	49,891
		865,836
Paper & Forest Products — 0.0%
Suzano SA (Brazil)*	4,800	58,680
Pharmaceuticals — 0.8%
AstraZeneca PLC (United Kingdom)	662	66,175
Dr. Reddy’s Laboratories Ltd. (India)	1,060	65,798
GlaxoSmithKline PLC (United Kingdom)	5,083	90,196
Hikma Pharmaceuticals PLC (Jordan)	4,339	136,511
Ipca Laboratories Ltd. (India)	680	17,766
Novartis AG (Switzerland)	1,078	92,090
Novo Nordisk A/S (Denmark) (Class B Stock)	829	55,833
Orion OYJ (Finland) (Class B Stock)	6,039	242,197
Richter Gedeon Nyrt (Hungary)	2,154	63,533
Roche Holding AG (Switzerland)	202	65,280
Teva Pharmaceutical Industries Ltd. (Israel), ADR*(a)	11,604	133,910
		1,029,289
Professional Services — 0.2%
Randstad NV (Netherlands)	1,924	135,505
Wolters Kluwer NV (Netherlands)	1,250	108,881
		244,386
Real Estate Management & Development — 0.9%
Agile Group Holdings Ltd. (China)	80,000	131,555
Aldar Properties PJSC (United Arab Emirates)*	63,302	64,900
China Aoyuan Group Ltd. (China)	6,000	6,484
China Evergrande Group (China)	13,000	24,870
China Overseas Land & Investment Ltd. (China)	24,500	64,039
CK Asset Holdings Ltd. (Hong Kong)	9,000	54,894
Emaar Properties PJSC (United Arab Emirates)*	55,684	53,780
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	38,800	51,388
Hang Lung Properties Ltd. (Hong Kong)	15,000	39,156
Henderson Land Development Co. Ltd. (Hong Kong)	6,900	31,117
Hongkong Land Holdings Ltd. (Hong Kong)	2,700	13,276
Hopson Development Holdings Ltd. (China)	6,000	21,675
Kaisa Group Holdings Ltd. (China)*	116,000	57,615
KWG Group Holdings Ltd. (China)	42,000	72,327
Logan Group Co. Ltd. (China)	39,000	66,103
New World Development Co. Ltd. (Hong Kong)	5,000	26,033
Sino Land Co. Ltd. (Hong Kong)	8,000	11,172
	Shares	Value

Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Sun Hung Kai Properties Ltd. (Hong Kong)	2,000	$30,424
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	21,000	159,081
Swire Properties Ltd. (Hong Kong)	8,400	26,018
Wharf Holdings Ltd. (The) (China)	22,000	58,306
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	15,000	84,327
Yuexiu Property Co. Ltd. (China)	92,000	20,892
		1,169,432
Road & Rail — 0.1%
Canadian National Railway Co. (Canada)	600	69,630
Canadian Pacific Railway Ltd. (Canada)	300	114,586
		184,216
Semiconductors & Semiconductor Equipment — 1.8%
ASE Technology Holding Co. Ltd. (Taiwan)	17,000	64,582
ASMedia Technology, Inc. (Taiwan)	1,000	53,045
Disco Corp. (Japan)	100	31,548
Globalwafers Co. Ltd. (Taiwan)	5,000	132,486
MediaTek, Inc. (Taiwan)	2,000	68,326
Nanya Technology Corp. (Taiwan)	18,000	58,564
Novatek Microelectronics Corp. (Taiwan)	29,000	589,592
Phison Electronics Corp. (Taiwan)	9,000	155,091
Powertech Technology, Inc. (Taiwan)	30,000	111,393
Realtek Semiconductor Corp. (Taiwan)	8,000	139,664
SK Hynix, Inc. (South Korea)	1,353	160,005
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	7,000	145,746
Tokyo Electron Ltd. (Japan)	200	85,651
United Microelectronics Corp. (Taiwan)	268,000	478,405
Vanguard International Semiconductor Corp. (Taiwan)	26,000	99,332
Win Semiconductors Corp. (Taiwan)	5,000	69,040
		2,442,470
Software — 0.1%
Oracle Corp. (Japan)	500	48,923
Trend Micro, Inc. (Japan)	1,000	50,221
		99,144
Specialty Retail — 0.1%
Industria de Diseno Textil SA (Spain)	1,646	54,277
Kingfisher PLC (United Kingdom)*	14,921	65,678
		119,955
Technology Hardware, Storage & Peripherals — 0.7%
Acer, Inc. (Taiwan)	53,000	58,813
Advantech Co. Ltd. (Taiwan)	4,798	59,665
Asustek Computer, Inc. (Taiwan)	14,000	183,291
Catcher Technology Co. Ltd. (Taiwan)	7,000	52,096
Chicony Electronics Co. Ltd. (Taiwan)	20,000	71,338

A4

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Compal Electronics, Inc. (Taiwan)	80,000	$75,061
Inventec Corp. (Taiwan)	69,000	65,454
Lite-On Technology Corp. (Taiwan)	59,000	130,198
Micro-Star International Co. Ltd. (Taiwan)	11,000	67,493
Pegatron Corp. (Taiwan)	25,000	65,190
Quanta Computer, Inc. (Taiwan)	19,000	65,520
Wistron Corp. (Taiwan)	56,000	65,992
		960,111
Textiles, Apparel & Luxury Goods — 0.2%
Burberry Group PLC (United Kingdom)*	2,217	57,897
Feng TAY Enterprise Co. Ltd. (Taiwan)	7,200	49,338
Pou Chen Corp. (Taiwan)	83,000	96,202
		203,437
Tobacco — 0.4%
British American Tobacco PLC (United Kingdom)	1,253	47,671
Imperial Brands PLC (United Kingdom)	2,988	61,739
Swedish Match AB (Sweden)	5,004	390,725
		500,135
Trading Companies & Distributors — 0.1%
ITOCHU Corp. (Japan)	1,900	61,676
Marubeni Corp. (Japan)	5,800	48,350
		110,026
Transportation Infrastructure — 0.0%
International Container Terminal Services, Inc. (Philippines)	6,100	15,189
Water Utilities — 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	3,900	28,387
Wireless Telecommunication Services — 0.4%
KDDI Corp. (Japan)	3,900	119,683
SoftBank Corp. (Japan)	25,800	335,873
SoftBank Group Corp. (Japan)	1,300	110,893
Turkcell Iletisim Hizmetleri A/S (Turkey)	12,050	21,922
		588,371

Total Common Stocks (cost $24,039,617)		28,478,525
Exchange-Traded Funds — 29.1%
Financial Select Sector SPDR Fund	250,300	8,522,715
Invesco QQQ Trust Series 1	12,260	3,912,534
iShares 10-20 Year Treasury Bond ETF	1,500	210,240
iShares 1-3 Year Treasury Bond ETF	18,400	1,587,000
iShares 20+ Year Treasury Bond ETF	4,300	582,435
iShares 3-7 Year Treasury Bond ETF	14,270	1,853,530
iShares 7-10 Year Treasury Bond ETF	3,750	423,487
iShares Core S&P 500 ETF	13,800	5,489,916
iShares Core U.S. Aggregate Bond ETF	37,300	4,245,859
iShares MSCI EAFE ETF	62,400	4,734,288
	Shares	Value

Exchange-Traded Funds (continued)
iShares Russell 2000 ETF	20,600	$4,551,364
SPDR Gold Shares*	7,800	1,247,688
SPDR S&P Biotech ETF	3,100	420,515
Technology Select Sector SPDR Fund	4,600	610,926

Total Exchange-Traded Funds (cost $33,513,371)		38,392,497
Preferred Stocks — 0.3%
Automobiles — 0.1%
Hyundai Motor Co. (South Korea) (2nd PRFC)	834	72,604
Beverages — 0.0%
Embotelladora Andina SA (Chile) (PRFC B)	15,947	42,466
Electric Utilities — 0.2%
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)	22,100	135,851
Cia Energetica de Minas Gerais (Brazil) (PRFC)	33,247	76,906
Cia Paranaense de Energia (Brazil) (PRFC B)	61,000	77,379
		290,136

Total Preferred Stocks (cost $397,715)		405,206

Total Long-Term Investments (cost $85,512,359)		98,776,996
Short-Term Investments — 25.1%
Affiliated Mutual Funds — 23.2%
PGIM Core Ultra Short Bond Fund(wd)	30,537,699	30,537,699
PGIM Institutional Money Market Fund (cost $121,034; includes $121,019 of cash collateral for securities on loan)(b)(wd)	121,094	121,034

Total Affiliated Mutual Funds (cost $30,658,733)		30,658,733

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 1.9%
U.S. Treasury Bills
0.045%	09/16/21	2,500	2,499,740
(cost $2,499,475)

Total Short-Term Investments (cost $33,158,208)				33,158,473

TOTAL INVESTMENTS—99.8% (cost $118,670,567)				131,935,469

Other assets in excess of liabilities(z) — 0.2%				245,387

Net Assets — 100.0%				$132,180,856

A5

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CDI	Chess Depository Interest
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts
UTS	Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $118,862; cash collateral of $121,019 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4	Mini MSCI EAFE Index	Jun. 2021	$438,400	$(2,029)
17	Mini MSCI Emerging Markets Index	Jun. 2021	1,124,125	(14,047)
143	S&P 500 E-Mini Index	Jun. 2021	28,366,910	246,441
				$230,365
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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